Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	GOLDEN STATE PETRO IOM I B PLC
Entity Central Index Key	0001038461
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenues	$ 10,403	$ 10,403	$ 10,403
Total operating revenues	10,403	10,403	10,403
Operating expenses
Administrative expenses	67	56	57
Depreciation	2,866	2,866	3,041
Total operating expenses	2,933	2,922	3,098
Net operating income	7,470	7,481	7,305
Other income (expenses)
Interest income	284	1,316	1,100
Interest expense	(4,149)	(4,437)	(4,706)
Gain on termination of funding agreement	4,523	0	0
Other financial items	(98)	(374)	0
Amortization of deferred charges	(40)	(39)	(39)
Net other income (expenses)	520	(3,534)	(3,645)
Net income	7,990	3,947	3,660
Retained earnings at the start of year	18,010	14,063	10,403
Retained earnings at the end of year	$ 26,000	$ 18,010	$ 14,063

Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Restricted cash and investments	$ 32,837	$ 25,657
Total current assets	32,837	25,657
Vessel, net	46,312	49,178
Deferred charges	280	320
Total assets	79,429	75,155
Current liabilities
Current portion of long-term debt	4,000	3,700
Due to related parties	525	21
Accrued expenses and other current liabilities	2,554	3,074
Total current liabilities	7,079	6,795
Long-term debt	46,350	50,350
Total liabilities	53,429	57,145
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	26,000	18,010
Total equity	26,000	18,010
Total liabilities and equity	$ 79,429	$ 75,155

Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	2	2
Common stock, shares outstanding (in shares)	2	2

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net income	$ 7,990	$ 3,947	$ 3,660
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,866	2,866	3,041
Amortization of deferred charges	40	39	39
Gain on termination of funding agreement	(4,523)	0	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(520)	264	769
Related party balances	504	0	0
Net cash provided by operating activities	6,357	7,116	7,509
Investing activities
Change in restricted cash and investments	(2,657)	(3,696)	(4,349)
Net cash used in investing activities	(2,657)	(3,696)	(4,349)
Financing activities
Repayment of debt	(3,700)	(3,420)	(3,160)
Net cash used in financing activities	(3,700)	(3,420)	(3,160)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 4,273	$ 4,553	$ 4,812

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.  DESCRIPTION OF BUSINESS

Golden State Petro (IOM I-B) PLC (the "Company") was incorporated in the Isle of Man on November 4, 1996 along with Golden State Petro (IOM I-A) PLC ("IOM I-A"). These entities (each an "Owner" and together the "Owners") were formed for the purpose of each acquiring and chartering a very large crude oil carrier ("VLCC") (together the "Vessels").

The Company, IOM I-A, and Golden State Petroleum Transport Corporation ("GSPTC"), a Delaware corporation are wholly-owned subsidiaries of Golden State Holdings I, Limited, an Isle of Man holding company. Golden State Holdings I, Limited is wholly-owned by Independent Tankers Corporation, a Cayman Islands company ("ITC"), which itself is wholly-owned by Independent Tankers Corporation Limited, a Bermuda company ("ITCL"), which is 82.47% owned by Frontline Ltd. ("Frontline"), a publicly listed Bermuda company.

GSPTC acting as an agent for the Owners, issued 8.04% First Preferred Mortgage Term Notes for $127,100,000 (the "Term Notes") and Serial First Preferred Mortgage Notes for $51,700,000 (the "Serial Notes") (together the "Notes") as an agent for the Owners. The principal amount of the Term Notes and the Serial Notes allocated to the Company was $63,550,000 and $26,800,000 respectively. The proceeds allocated to the Company have been used to fund the construction of a VLCC. The Serial Notes were fully repaid on February 1, 2006. The Phoenix Voyager (the "Vessel"), was delivered to the Company on March 15, 1999 and was concurrently chartered to Chevron Transport Corporation ("Chevron") pursuant to an initial charter (the "Initial Charter") for a term of eighteen years. As of January 31, 1999, each of the Owners entered into a management agreement with Frontline. Frontline provides administrative, vessel management and advisory services to the Owners. Chevron had an option to terminate the Initial Charter on the tenth anniversary of the delivery date of our Vessel, March 15, 2009, and has termination options on each of the three subsequent two-year anniversaries thereof. For the remaining optional termination dates, Chevron must provide us with (i) non-binding notice of its intent to exercise such option nine months prior to the optional termination date and (ii) irrevocable notice of such exercise six months prior to the optional termination date. Chevron has not exercised the first three termination options, consequently, the Initial Charter will continue to March 15, 2013, at least.

On December 17, 2010 the holders approved amendments to the Indenture of the Term Notes and the management agreements pursuant to a consent solicitation commenced on December 8, 2010. These amendments were made in connection with the termination of the Initial Charter for the vessel owned by IOM I-A and the potential termination of the vessel owned by IOM I-B and (i) approve the proposed sale of the Vessels provided an Adequate Bid (as defined in the Indenture as amended) has been received by Frontline, as manager of the Vessels, and (ii) during the period from the termination of the initial charter for each vessel and its sale, permit the chartering of the vessel by Frontline in the spot market or on time charters.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.  ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Accrued expenses and other current liabilities in the December 31, 2010 balance sheet has been split into Accrued expenses and other current liabilities and Due to related parties to conform to the 2011 presentation.

Restricted Cash and Investments
Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts, which must be maintained in accordance with contractual arrangements and may only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contracts are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment is added to the value of the investment at the termination date. There were no guaranteed investment contracts outstanding at December 31, 2011.

Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for the Vessel from $155 per lightweight ton to $281 per lightweight ton. The resulting change in salvage values has been applied prospectively and reduced depreciation by $0.2 million for the six months and year ended December 31, 2009. This change also resulted in an increase in net income of $0.2 million.

Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-A. At December 31, 2011, the amount outstanding on the Term Notes was $99,695,000. In preparing the separate company financial statements of the Company and IOM I-A, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue is substantially generated from bareboat charter hires and is recorded over the term of the charter as service is provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive income
The Company has no comprehensive income.

NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.  NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of Accounting Standards Codification ("ASC") Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or statement of financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05". Its adoption is not expected to have a material impact on the Company's disclosures or statement of financial position, results of operations, and cash flows.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
4.  TAXATION

The Company is exempt from United States Federal, state and local income taxes on its international shipping income and is zero rated for Isle of Man taxation. The Company expects all of its income to remain exempt from United States Federal, state and local income taxes. Accordingly, no provision for taxes has been made in these financial statements.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS [Abstract]
OTHER FINANCIAL ITEMS
5.  OTHER FINANCIAL ITEMS

Other financial items in 2010 consists of consent solicitation fees and related legal expenses of $249,000 and $125,000, respectively. In 2011, legal fees of $98,000 in relation to consent solicitation were incurred.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION	6. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND INVESTMENTS [Abstract]
RESTRICTED CASH AND INVESTMENTS
7.  RESTRICTED CASH AND INVESTMENTS

Restricted cash and investments consist of restricted investment accounts (the "Accounts") that were established in the name and under the control of the Indenture Trustee (the "Trustee"). The proceeds of the Notes issued on behalf of the Company were deposited into one of the Accounts (the "Pre-Funding Account") in the form of a guaranteed investment contract. The funds in the Pre-Funding were only to be used to fund the installment construction payments, principal and interest due on the Notes and management fees prior to the delivery of the Vessel.

On March 11, 2011, the Company received $4.5 million being the market value adjustment to its guaranteed investment contract for which termination notice was given by the Company in February 2011. This amount was recorded as a gain on termination of funding agreement. The Company's restricted cash and investments are now held by Bank of New York Mellon. There were no guaranteed investment contracts outstanding at December 31, 2011.

Restricted cash and investments may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, and must be maintained in accordance with contractual arrangements.

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
8.  LEASES

As of December 31, 2011, the Company leased its vessel on a bareboat charter to Chevron for a term of eighteen years until 2017.  Chevron had an option to terminate the Initial Charter on March 15, 2009 and has termination options on each of the three subsequent two-year anniversaries thereof.  The next termination option is March 15, 2013.  For each of the remaining optional termination dates Chevron must give the Company (i) non-binding notice of its intent to exercise the option nine months prior to the optional termination date and (ii) irrevocable notice of such exercise six months prior to the optional termination date.  As of April 4, 2012, no such notice had been given by Chevron.

The minimum future revenues to be received on the bareboat charter, which has been accounted for as an operating lease as of December 31, 2011 are as follows:

(in thousands of $)
Year ending December 31,
2012	10,403
2013	2,109
Total minimum lease revenues	12,512

Cost and accumulated depreciation on the Vessel leased to Chevron at December 31, 2011 was $86.7 million (2010: $86.7 million) and $40.4 million (2010: $37.5 million), respectively.

VESSEL	12 Months Ended
Dec. 31, 2011
Vessels And Equipment Net [Abstract]
VESSEL
9.  VESSEL

(in thousands of $)	2011	2010
Cost	86,716	86,716
Accumulated depreciation	(40,404)	(37,538)
	46,312	49,178

Depreciation expense was $2.9 million, $2.9 million and $3.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	10. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	876	876
Accumulated amortization	(596)	(556)
	280	320

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
(in thousands of $)	2011	2010
Interest payable	1,687	1,841
Accrued administration expenses	-	366
Deferred charter hire	867	867
	2,554	3,074

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
12.  DEBT

The Serial Notes were issued in the aggregate principal amount of $51,700,000, of which $26,800,000 was allocated to the Company. The Serial Notes were fully repaid on February 1, 2006. The Term Notes were issued in the aggregate principal amount of $127,100,000, of which $63,550,000 was allocated to the Company. Interest on the Term Notes is payable semi-annually on each February 1 and August 1.

(in thousands of $)	2011	2010
Term Notes due February 1, 2019	50,350	54,050
Less: short-term portion	(4,000)	(3,700)
	46,350	50,350

The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	4,000
2013	4,335
2014	4,685
2015	5,070
2016	5,490
Thereafter	26,770
Total debt	50,350

As of December 31, 2011, the effective interest rate for the Term Notes was 8.04%.

The Term Notes are subject to redemption by the Company through the operation of a mandatory sinking fund on each payment date commencing August 1, 2007 up to and including February 1, 2019, according to the schedule of sinking fund redemption payments set forth below. The first sinking fund redemption payment was made on August 1, 2007. The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption. The Term Notes will mature, and the final payment of principal and interest on the Term Notes will be due, on February 1, 2019. The amortization schedule will approximate the level of debt service through to the maturity date with an additional principal payment on the maturity date of $10,995,000.

The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2012	1,960
August 1, 2012	2,040
February 1, 2013	2,125
August 1, 2013	2,210
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Total debt	50,350

The Term Notes have priority of payment as described in the Indenture Agreement dated as of December 1, 1996 and are collateralized by a statutory first mortgage on the Vessel and assignment to the Trustee of the Initial Charter, the Chevron Corporation guarantee and certain other collateral. All of the Term Notes are secured by assets cross-collateralized with the assets of IOM I-A.

The Term Notes will be subject to mandatory redemption on a pro rata basis in an aggregate principal amount equal to the allocated principal amount of the Term Notes if the Vessel is a total loss, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest (including default interest) to the date fixed for redemption.

If Chevron exercises any of its termination options as defined in the Initial Charter, and the Company does not enter into an acceptable replacement charter for the Vessel on or before the date which is one week prior to the next sinking fund payment date for the Term Notes following the effective date of such termination and the Vessel is sold, with the consent of all the holders of the Term Notes, then the outstanding Term Notes will be redeemed in part, from the net proceeds of the sale of the Vessel and the allocable portion of the Restricted Investments account, at an aggregate redemption price equal to the sum of such net proceeds and the allocable portion of the debt service reserve fund. The debt service reserve fund, together with the interest earned thereon, provides for the payment of the average annual sinking fund payment and interest on the Term Notes. If all the holders of the Term Notes do not consent to such a sale, Frontline as Manager, will attempt to re-charter the Vessel.

The Term Notes may be redeemed in whole or in part at the discretion of the Company on any payment date on or after August 1, 1999 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest to the date fixed for redemption, provided that if (i) such redemption occurs prior to February 1, 2018 and (ii) the Vessel is then subject to the related Initial Charter or to an acceptable replacement charter pursuant to which the charterer  is required to pay charter hire equal to or greater than the charter hire payable by Chevron during the fixed period, then the make-whole premium, as defined in the Offering Memorandum dated December 19, 1996, shall be payable with respect to the Term Notes in an amount equal to allocated principal amount of the Term Notes for such Vessel. In addition, Term Notes may be redeemed in part in an aggregate principal amount equal to the allocated principal amount of the Notes for the Vessel if the Initial Charter for the Vessel is terminated and an acceptable replacement charter is not entered into, at a redemption price equal to 100% of the principal amount thereof plus accrued interest to the date fixed for redemption.

The indenture governing the Term Notes includes certain covenants that, among other things, prohibit the Company and GSPTC from incurring additional indebtedness (other than subordinated loans) and impose limitations on the amount of investments, on loans, advances, mergers, the payment of dividends and the making of certain other payments, the creation of liens and certain transactions with affiliates.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
13.  SHARE CAPITAL

Authorized share capital:
	2011	2010
2,000 common stock of no par value	2,000	2,000

Issued and outstanding share capital:
	2011	2010
2 common stock of no par value	2	2

All of the Company's issued and outstanding common shares have been pledged to the Trustee.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
14.  FINANCIAL INSTRUMENTS

Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	2011	2011	2010	2010
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	32,837	32,837	30,180	25,657
Financial liabilities:
Term Notes	48,725	50,350	54,969	54,050

The estimated fair value of financial assets and liabilities are as follows:

	2011
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	32,837	32,837	-	-
Financial liabilities:
Term Notes	48,725	-	48,725	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments – at December 31, 2011 the carrying value is a reasonable estimate of fair value. The fair value at December 31, 2010 includes the market value adjustment, which was received by the Company in March 2011 and recorded as income in 2011. There were no guaranteed investment contracts outstanding at December 31, 2011.

Term Notes – at December 31, 2011 the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820). At December 31, 2010, the estimated fair value of the Term Notes was disclosed as level one per ASC Topic 820. Trading of these notes was less active during 2011 and the Company now considers a level two valuation to be appropriate.

Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts are held by Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation

ASSETS PLEDGED	12 Months Ended
Dec. 31, 2011
ASSETS PLEDGED [Abstract]
ASSETS PLEDGED
15.  ASSETS PLEDGED

(in thousands of $)	2011	2010
Vessel, net	46,312	49,178
Restricted cash and investments	32,837	25,657
	79,149	74,835

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16.  RELATED PARTY TRANSACTIONS

In the years ended December 31, 2011, 2010 and 2009, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice. The Company was invoiced $50,000 in each of the three years ended December 31, 2011 in respect of these services.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2011	2010
ITCL	479	-
Frontline Ltd.	46	21
	525	21

An amount of $479,000 is owed to ITCL in respect of solicitation and legal fees that ITCL paid on behalf of the Company.